N-4	Dec. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE INSURANCE COMPANY
Entity Central Index Key	0002077810
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Applicable Transaction [Text Block]	Interim Value adjustments will impact your investment in an Index Strategy only when there is a transaction using an Interim Value, including the deduction of Benefit charges.